Annual Fund Operating Expenses - Reckoner BBB-B CLO ETF Class	Jun. 25, 2025
Reckoner Leveraged AAA CLO ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.30%
Reckoner BBB-B CLO ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.50%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.